Acquisitions and Divestitures - Contribution of European Run-off to a joint venture (Details) - European Run-off $ in Millions		1 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)
Acquisitions and Divestitures
Net gain on investments	$ 243.4
Proportion of ownership interest in joint venture disposed of	40.00%
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	$ 35.6
Ownership percentage	60.00%
Gains (losses) on exchange differences on translation, before tax	$ (161.9)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent	340.4
Insurance and reinsurance companies.
Acquisitions and Divestitures
Portion of gains (losses) recognised when control of subsidiary is lost, attributable to derecognising regulatory deferral account balances in former subsidiary	117.1
RiverStone Barbados
Acquisitions and Divestitures
Cash transferred	$ 599.5	$ 599.5
Percentage of interests acquired	60.00%	60.00%
Consideration paid		$ 605.0
OMERS
Acquisitions and Divestitures
Cash transferred	$ 599.5	$ 599.5
Percentage of interests acquired	40.00%	40.00%